Financial Instruments - Non-derivative Financial Liabilities and net-settled derivative financial liabilities by Maturity (Details) (Detail) - Liquidity risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Less than 12 months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable to clients	R$ 4,996,102	R$ 3,637,510
Trade accounts payable	117,836	53,238
Loans and financing	761,056	13,839
Obligation to FIDC senior quota holders	16,646	8,695
Other accounts payable	14,248	38,417
Later than one year and not later than two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and financing	1,395	3,032
Obligation to FIDC senior quota holders	2,057,925
Other accounts payable	R$ 4,667
Later than two years and not later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Obligation to FIDC senior quota holders		R$ 2,056,331